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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2007

If amended report check here:      |X|                    Amendment Number: 2

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.

Deephaven Capital Management LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

130 Cheshire Lane,  Suite 102,  Minnetonka,  MN  55305
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Thomas Wagner               Chief Compliance Officer            (952) 249-5657
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /s/ Thomas Wagner
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Minnetonka, MN  55305
                                                August 14, 2008
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____0_______

Form 13F Information Table Entry Total:  _____2_______

Form 13F Information Table Value Total: $___335,058________
                                         (thousands)


THIS AMENDMENT ADDS SECURITIES HOLDINGS TO THOSE REPORTED ON THE PREVIOUSLY AMENDED FORM 13F FILED ON MAY 18, 2008 FOR THE PERIOD ENDING DECEMBER 31, 2007. THESE HOLDINGS ARE ADDED PURSUANT TO EXPIRATION OF CONFIDENTIAL TREATMENT STATUS.




List of Other Included Managers:  N/A





                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
BCE INC              COM NEW           05534B760   59215     1491059   SH           SOLE        NONE        1491059    0       0
NAVTEQ CORP          COM               63936L100   275843    3648715   SH           SOLE        NONE        3648715    0       0